Supplement to the
Fidelity Fifty®
August 28, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

FIF-10-01 October 1, 2010
1.463147.124

Supplement to the
Fidelity® Fund
August 28, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

FID-10-01 October 1, 2010
1.712065.115

Supplement to the
Fidelity® Growth Discovery Fund
August 28, 2010
Prospectus

Effective on October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

CII-10-01 October 1, 2010
1.482432.121

Supplement to the
Fidelity® Mega Cap Stock Fund
August 28, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

GII-10-01 October 1, 2010
1.734047.118

Supplement to the

Fidelity® Fifty® (FFYAX), Fidelity Fund (FFIDX), Fidelity Growth Discovery Fund (FDSVX),
and Fidelity Mega Cap Stock Fund (FGRTX)

Funds of Fidelity Hastings Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 28, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

HSTB-10-01 October 1, 2010
1.798959.111

Supplement to the
Fidelity® Fund
Class K
August 28, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

FID-K-10-01 October 1, 2010
1.900379.101

Supplement to the
Fidelity® Growth Discovery Fund
Class K
August 28, 2010
Prospectus

Effective on October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

CII-K-10-01 October 1, 2010
1.900384.101

Supplement to the

Fidelity® Fund Class K (FFDKX) and Fidelity Growth Discovery Fund Class K (FGDKX)

Funds of Fidelity Hastings Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 28, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

K-COM6B-10-01 October 1, 2010
1.918660.100

Supplement to the
Fidelity Advisor Mega Cap Stock Fund
Class A, Class T, Class B, and Class C
August 28, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

AGII-10-03 October 1, 2010
1.885801.107

Supplement to the
Fidelity Advisor Mega Cap Stock Fund
Institutional Class
August 28, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

AGIII-10-01 October 1, 2010
1.896337.104

Supplement to the

Fidelity Advisor Mega Cap Stock Fund

Class A (FGTAX), Class T (FTGRX), Class B (FGRBX), Class C (FGRCX), and Institutional Class (FTRIX)

Classes of shares of Fidelity® Mega Cap Stock Fund

A Fund of Fidelity Hastings Street Trust

August 28, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

AGII/AGIIIB-10-01 October 1, 2010
1.881212.103